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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0000869356


                             Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  November 1, 2002 through April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                             -----------------------
                                     EQUITY
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    8
Schedule of Investments                           11
Financial Statements                              18
Notes to Financial Statements                     27
Trustees, Officers and Service Providers          33
Programs and Services for Pioneer Shareowners     34

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ John A. Carey

John A. Carey
Executive Vice President
Director of Portfolio Management U.S.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks             93.2%
U.S. Convertible Securities     3.7%
Temporary Cash Investments      3.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                     23.3%
Utilities                      15.0%
Industrials                    13.2%
Consumer Discretionary         11.7%
Energy                         11.6%
Health Care                     7.7%
Consumer Staples                5.8%
Telecommunication Services      5.7%
Materials                       4.4%
Information Technology          1.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

1.    PACCAR, Inc.                  4.45%    6.   Charter One Financial Inc.    2.85%
2.    ChevronTexaco Corp.           4.17     7.   SBC Communications, Inc.      2.66
3.    ConocoPhillips                3.78     8.   KeySpan Energy Corp.          2.52
4.    Exxon Mobil Corp.             3.65     9.   Abbott Laboratories           2.37
5.    Constellation Energy Group    3.05    10.   Cedar Fair, L.P.              2.26

Top 10 holdings exclude money market instruments. Fund holdings will vary for other periods.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $20.83    $20.80

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $0.2529     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2003)
             Net Asset    Public Offering
Period         Value          Price*
10 Years       8.14%           7.50%
5 Years       -0.84           -2.01
1 Year       -16.69          -21.47


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
           Equity        Russell
           Income      1000 Value
            Fund*         Index

4/93        $9,425       $10,000
           $10,070       $10,933
10/94      $10,079       $11,015
           $12,046       $13,737
10/96      $13,916       $16,997
           $18,146       $22,638
10/98      $21,538       $25,996
           $23,963       $30,294
10/00      $25,617       $31,966
           $23,258       $28,173
10/02      $20,323       $25,350
4/03       $20,606       $26,679

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $20.70    $20.67

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $0.1685     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/4/94)             8.11%        8.11%
5 Years             -1.62        -1.78
1 Year             -17.35       -20.60

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
           Equity        Russell
           Income      1000 Value
            Fund*         Index

4/94       $10,000       $10,000
           $10,242       $10,268
10/95      $12,151       $12,805
           $13,938       $15,844
10/97      $18,028       $21,101
           $21,243       $24,232
10/99      $23,459       $28,238
           $24,875       $29,796
10/01      $22,413       $26,261
           $19,424       $23,630
4/03       $19,614       $24,870

+ Index comparison begins on 4/30/94. The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

  Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $20.66    $20.63

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $0.1676     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)             5.53%          5.38%
5 Years              -1.68          -1.87
1 Year              -17.35         -18.20

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distribu- tions. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
           Equity        Russell
           Income      1000 Value
            Fund*         Index

1/96        $9,900       $10,000
           $10,427       $11,142
10/97      $13,484       $14,839
           $15,884       $17,040
10/99      $17,529       $19,857
           $18,571       $20,953
10/01      $16,711       $18,467
           $14,477       $16,617
4/03       $14,619       $17,487

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   4/01/03
                 $20.95    $19.97

Distributions per Share   Income      Short-Term      Long-Term
(4/01/03 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                  If           If
Period           Held       Redeemed*
10 Years**      7.70%          7.70%
5 Years        -1.26          -1.26
1 Year         -16.8         -17.63


* Reflects deduction of a 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
           Equity        Russell
           Income      1000 Value
            Fund*         Index

4/93       $10,000       $10,000
           $10,691       $10,933
10/94      $10,691       $11,015
           $12,655       $13,737
10/96      $14,609       $16,997
           $18,918       $22,638
10/98      $22,365       $25,996
           $24,780       $30,294
10/00      $26,323       $31,966
           $23,818       $28,173
10/02      $20,711       $25,350
4/03       $20,992       $26,679

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

   The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $20.89    $20.85

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $0.2968     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                       If           If
Period                Held       Redeemed*
Life-of-Class
(7/2/98)             -0.87%        -0.87%
1 Year              -16.25        -16.25

* Assumes reinvestment of distributions.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
           Equity        Russell
           Income      1000 Value
            Fund*         Index

7/98       $10,000       $10,000
           $10,167        $9,698
10/99      $11,354       $11,301
           $12,187       $11,925
10/01      $11,103       $10,510
            $9,744        $9,457
4/03        $9,906        $9,953

+ Index comparison begins 7/31/98. The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index.
  Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

  Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey reviews the six months ended April 30, 2003 and the performance of Pioneer Equity Income Fund.

Q: Please discuss investment results for Pioneer Equity Income Fund over the six months ended April 30, 2003.

A: The six months ended April 30, 2003, saw improvement in the stock market versus the previous two years. Instead of the losses we reported to you for our fiscal years concluded October 31, 2002, and October 31, 2001, we can report modest gains for the first half of the Fund's October 31, 2003, fiscal year. Class A shares of Pioneer Equity Income Fund showed a positive return of 1.39% at net asset value, for the semiannual period ended April 30, 2003. The Russell 1000 Value Index moved ahead by 5.25% over the same half year. The average fund in the Lipper Analytical Services Equity Income category increased in value by 4.06% over the period. We are hopeful that those results indicate the end of the long bear market, though of course there can be no assurance of that. Nevertheless, we are pleased to be able to show gains instead of losses on our portfolio investments.

Q: To what do you attribute the performance of the Fund when compared with its benchmark index, the Russell 1000 Value Index?

A: The biggest contributor to our underperformance versus the Index had to do with our continued underweighting versus the Index in financials and also with our stock selection in that group. We have been cautious for some time on financial stocks and during the six months had an average weighting in the group of 21% versus an average Index weighting of 34%. The performance of the group, in the declining interest-rate environment of the period, was relatively strong versus the Index, and in addition some of the larger financial institutions, such as J P. Morgan Chase and Citigroup, where we were not invested, did better than average within the group.

    Another contributor to our weaker-than-Index-average results was our stock selection in utilities, where we were overweighted versus the Index (average Fund weighting of 16% versus 6% average weighting during the period for the Index). Here we had very good performance from Constellation Energy, Great Plains Energy and Questar,

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    but disappointing results from Duke Energy and KeySpan. We were also not invested in some of the highly-speculative names in the sector, such as Dynegy, Edison International and Reliant Resources, that also did well, stock-price-wise, over the six months.

Q:  What changes did you make to the portfolio during the period?

A: It was an active period for the portfolio, with seven new entries and eleven deletions. In consumer staples, we purchased shares of Coca Cola; among financials, we added Charter One Financial and Simon Property Group; in information technology, we returned to IBM, a stock we had previously owned; and in utilities we bought Consolidated Edison, FPL Group and Southern. Liquidations over the six months included 3M, Ford and General Motors; Schering Plough and Bristol-Myers Squibb; Fifth Third Bancorp and Mellon Financial; and DPL, Duke Energy, Nicor and American Water Works. The last stock we sold, at a profit, under the terms of a cash acquisition offer from another company.

    We examine the portfolio frequently and regularly make changes when we see opportunities that appear more promising than current positions. We look at companies from a long-term perspective (three to five years), but our holding periods for individual securities will vary according to the business and earnings outlooks we see for companies. Of course dividend income is a prime goal of ours, and we are always assessing the continued prospects for dividend payments at attractive levels by companies in the portfolio.

Q: What advice would you offer to shareowners who have endured the difficult markets of the past several years, and what is your outlook for the rest of this year?

A: Analysts will date the recent bear market variously, but we would suggest that it began in March of 2000 and extended at least through last fall. Certainly the dreadful events of September 11, 2001, played a role in the extension of the gloomy market, and we would also cite the corporate accounting scandals and the tensions revolving around Iraq prior to the actual war as issues for the market. But the root causes of market weakness were, as always, we think, a downturn in corporate profits and a sluggish economic situation. While more prolonged, perhaps, than some other stock-market difficulties, the travails facing us as investors

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03                              (continued)
--------------------------------------------------------------------------------

    over the past few years were far from unprecedented. Likewise we are hopeful that the kind of recovery the market has customarily staged after such a decline will also be the story this time. But no one can be sure, and there can never be any guarantee that events will follow their "normal" course.

    What we would suggest is looking at the individual companies whose securities we have purchased for your portfolio and thinking about the long-term values of the goods and services the companies produce. Think about the likely growth in demand for those goods and services. Then, at least, you can probably develop confidence that the companies are unlikely to "disappear" and take all of your money with them. You can perhaps also see the potential for continued dividend payments from the companies and then, maybe, the possibility for share-price appreciation over longer periods of time. That is, in any case, how we look at the portfolio, and it is that perspective that gives us the courage to retain our investments through thick and thin. Thank you for your continued interest in Pioneer Equity Income Fund.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                                       Value
                    CONVERTIBLE PREFERRED STOCKS - 3.2%
                    Commercial Services & Supplies - 1.0%
                    Data Processing Services - 1.0%
       320,000      Electronic Data Corp., 7.625%, 8/17/04                $  6,320,000
                                                                          ------------
                    Total Commercial Services & Supplies                  $  6,320,000
                                                                          ------------
                    Transportation - 1.7%
                    Railroads - 1.7%
       207,700      Union Pacific Capital Trust, 6.25%, 4/1/28 (144A)     $ 10,514,813
                                                                          ------------
                    Total Transportation                                  $ 10,514,813
                                                                          ------------
                    Automobiles & Components - 0.5%
                    Automobile Manufacturers - 0.5%
        75,000      Ford Capital Trust, 6.5%, 1/15/32                     $  3,288,750
        10,000      General Motors Corp. Series B, 5.25%, 3/6/32               238,750
                                                                          ------------
                                                                          $  3,527,500
                                                                          ------------
                    Total Automobiles & Components                        $  3,527,500
                                                                          ------------
                    TOTAL CONVERTIBLE PREFERRED STOCKS
                    (Cost $28,565,158)                                    $ 20,362,313
                                                                          ------------
    Principal
    Amount          CONVERTIBLE CORPORATE BONDS - 0.5%
                    Retailing - 0.2%
                    Department Stores - 0.2%
    $  800,000      Gap, Inc., 5.75%, 3/15/09                             $  1,048,000
                                                                          ------------
                    Total Retailing                                       $  1,048,000
                                                                          ------------
                    Technology Hardware & Development - 0.3%
                    Computer Hardware - 0.3%
     1,920,000      Veeco Instruments, 4.125%, 12/21/08                   $  1,704,000
                                                                          ------------
                    Total Technology Hardware & Equipment                 $  1,704,000
                                                                          ------------
                    TOTAL CONVERTIBLE CORPORATE BONDS
                    (Cost $2,788,626)                                     $  2,752,000
                                                                          ------------
    Shares
                    COMMON STOCKS - 93.2%
                    Energy - 11.2%
                    Integrated Oil & Gas - 11.2%
       405,700      ChevronTexaco Corp.                                   $ 25,482,017
       458,780      CononcoPhillips                                         23,076,634
       633,878      Exxon Mobil Corp.                                       22,312,506
                                                                          ------------
                                                                          $ 70,871,157
                                                                          ------------
                    Total Energy                                          $ 70,871,157
                                                                          ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
              Materials - 4.4%
              Commodity Chemicals - 2.6%
 200,000      Air Products & Chemicals, Inc.             $  8,614,000
 100,000      Dow Chemical Co.                              3,264,000
 105,232      E.I. du Pont de Nemours and Co.               4,475,517
                                                         ------------
                                                         $ 16,353,517
                                                         ------------
              Diversified Chemicals - 0.8%
 100,000      PPG Industries, Inc.                       $  4,851,000
                                                         ------------
              Paper Products - 0.4%
 100,000      Meadwestvaco Corp.                         $  2,359,000
                                                         ------------
              Steel - 0.6%
 513,705      Roanoke Electric Steel Corp.               $  3,554,839
                                                         ------------
              Total Materials                            $ 27,118,356
                                                         ------------
              Capital Goods - 8.4%
              Aerospace & Defense - 2.2%
 125,000      Boeing Co.                                 $  3,410,000
 168,700      General Dynamics Corp.                       10,471,209
                                                         ------------
                                                         $ 13,881,209
                                                         ------------
              Electrical Component & Equipment - 1.4%
 175,000      Emerson Electric Co.                       $  8,872,500
                                                         ------------
              Industrial Conglomerates - 2.8%
  40,000      Illinois Tool Works, Inc.                  $  2,559,200
 117,800      Johnson Controls, Inc.                        9,687,872
  85,000      United Technologies Corp.                     5,253,850
                                                         ------------
                                                         $ 17,500,922
                                                         ------------
              Industrial Machinery - 2.0%
 505,957      Gorman-Rupp Co.+                           $ 10,119,140
 150,000      The Timken Co.                                2,655,000
                                                         ------------
                                                         $ 12,774,140
                                                         ------------
              Total Capital Goods                        $ 53,028,771
                                                         ------------
              Transportation - 1.7%
              Railroads - 1.7%
 105,000      Burlington Northern, Inc.                  $  2,956,800
 143,600      Norfolk Southern Corp.                        3,045,756
 220,500      Philadelphia Suburban Corp.                   4,994,325
                                                         ------------
                                                         $ 10,996,881
                                                         ------------
              Total Transportation                       $ 10,996,881
                                                         ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                     Value
              Automobiles & Components - 4.3%
              Automobile Manufacturers - 4.3%
 465,750      PACCAR, Inc.                          $ 27,162,540
                                                    ------------
              Total Automobiles & Components        $ 27,162,540
                                                    ------------
              Consumer Durables & Apparel - 0.5%
              Photographic Products - 0.5%
 112,000      Eastman Kodak Co.                     $  3,349,920
                                                    ------------
              Total Consumer Durables & Apparel     $  3,349,920
                                                    ------------
              Media - 4.6%
              Movies & Entertainment - 2.2%
 531,200      Cedar Fair, L.P.                      $ 13,800,576
                                                    ------------
              Publishing - 2.4%
 160,000      McGraw-Hill Co., Inc.                 $  9,342,400
 120,000      Tribune Co.                              5,877,600
                                                    ------------
                                                    $ 15,220,000
                                                    ------------
              Total Media                           $ 29,020,576
                                                    ------------
              Retailing - 1.1%
              Department Stores - 0.5%
 141,000      May Department Stores Co.             $  3,048,420
                                                    ------------
              General Merchandise Stores - 0.6%
 140,000      Sears, Roebuck and Co.                $  3,967,600
                                                    ------------
              Total Retailing                       $  7,016,020
                                                    ------------
              Food, Beverage & Tobacco - 5.0%
              Packaged Foods & Meats - 3.1%
 130,000      Campbell Soup Co.                     $  2,863,900
  86,000      General Mills, Inc.                      3,879,460
 216,250      H.J. Heinz Co., Inc.                     6,461,550
 384,000      Sara Lee Corp.                           6,443,520
                                                    ------------
                                                    $ 19,648,430
                                                    ------------
              Soft Drinks - 1.9%
  50,000      The Coca-Cola Co.                     $  2,020,000
 236,300      PepsiCo, Inc.                           10,227,064
                                                    ------------
                                                    $ 12,247,064
                                                    ------------
              Total Food, Beverage & Tobacco        $ 31,895,494
                                                    ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
              Household & Personal Products - 0.6%
              Household Products - 0.6%
  66,000      Colgate-Palmolive Co.                         $  3,773,220
                                                            ------------
              Total Household & Personal Products           $  3,773,220
                                                            ------------
              Health Care Equipment & Services - 4.7%
              Health Care Distributors & Services - 4.2%
 356,600      Abbott Laboratories                           $ 14,488,658
 210,000      Johnson & Johnson Co.                           11,835,600
                                                            ------------
                                                            $ 26,324,258
                                                            ------------
              Health Care Equipment - 0.5%
  88,000      Becton, Dickinson & Co.                       $  3,115,200
                                                            ------------
              Total Health Care Equipment & Services        $ 29,439,458
                                                            ------------
              Pharmaceuticals & Biotechnology - 2.8%
              Pharmaceuticals - 2.8%
 100,000      Eli Lilly & Co.                               $  6,382,000
 190,400      Merck & Co., Inc.                               11,077,472
                                                            ------------
                                                            $ 17,459,472
                                                            ------------
              Total Pharmaceuticals & Biotechnology         $ 17,459,472
                                                            ------------
              Banks - 11.5%
 600,000      Charter One Financial, Inc.                   $ 17,430,000
 250,000      First Tennessee National Corp.                  10,950,000
 264,000      National City Corp.                              7,909,440
 329,400      SouthTrust Corp.                                 8,880,624
 225,000      SunTrust Banks, Inc.                            12,874,500
 215,662      Wells Fargo & Co.                               10,407,848
 100,000      Washington Mutual, Inc.                          3,950,000
                                                            ------------
                                                            $ 72,402,412
                                                            ------------
              Total Banks                                   $ 72,402,412
                                                            ------------
              Diversified Financials - 5.8%
              Diversified Financial Services - 5.8%
 232,600      Alliance Capital Management L.P.              $  7,415,288
 175,000      A.G. Edwards, Inc.                               5,220,250
 208,000      Eaton Vance Corp.                                6,198,400
 130,000      Merrill Lynch & Co., Inc.                        5,336,500
 402,000      T. Rowe Price Associates, Inc.                  12,269,040
                                                            ------------
                                                            $ 36,439,478
                                                            ------------
              Total Diversified Financials                  $ 36,439,478
                                                            ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
              Insurance - 3.4%
              Property & Casualty Insurance - 3.4%
 205,100      Chubb Corp.                                     $ 10,847,739
  80,000      Safeco Corp.                                       3,077,600
 227,800      St. Paul Companies, Inc.                           7,822,652
                                                              ------------
                                                              $ 21,747,991
                                                              ------------
              Total Insurance                                 $ 21,747,991
                                                              ------------
              Real Estate - 1.9%
              Real Estate Investment Trusts - 1.9%
 250,000      Equity Office Properties Trust                  $  6,492,500
 144,000      Simon Property Group, Inc.                         5,287,680
                                                              ------------
                                                              $ 11,780,180
                                                              ------------
              Total Real Estate                               $ 11,780,180
                                                              ------------
              Technology Hardware & Equipment - 1.3%
              Computer Hardware - 1.3%
 177,550      Diebold, Inc.                                   $  7,098,449
  10,000      IBM Corp.                                            849,000
                                                              ------------
                                                              $  7,947,449
                                                              ------------
              Total Technology Hardware & Equipment           $  7,947,449
                                                              ------------
              Telecommunication Services - 5.5%
              Integrated Telecommunication Services - 5.5%
 184,585      Alltel Corp.                                    $  8,649,653
 396,400      BellSouth Corp.                                   10,104,236
 694,669      SBC Communications, Inc.                          16,227,468
                                                              ------------
                                                              $ 34,981,357
                                                              ------------
              Total Telecommunication Services                $ 34,981,357
                                                              ------------
              Utilities - 14.5%
              Electric Utilities - 8.8%
 235,400      American Electric Power Co., Inc.               $  6,209,852
 636,500      Constellation Energy Group                        18,636,720
  60,000      Consolidated Edison, Inc.                          2,332,200
 120,000      FPL Group, Inc.                                    7,304,400
 384,400      Great Plains Energy, Inc.                         10,059,748
 190,000      NSTAR                                              8,208,000
  90,000      Southern Co.                                       2,618,100
                                                              ------------
                                                              $ 55,369,020
                                                              ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
                    Gas Utilities - 5.4%
    454,700         KeySpan Energy Corp.                            $ 15,400,689
    446,600         Questar Corp.                                     13,487,320
    237,933         Vectren Corp.                                      5,531,941
                                                                    ------------
                                                                    $ 34,419,950
                                                                    ------------
                    Multi-Utilities & Unregulated Power - 0.3%
    100,000         Consol Energy Inc.                              $  1,720,000
                                                                    ------------
                    Total Utilities                                 $ 91,508,970
                                                                    ------------
                    TOTAL COMMON STOCKS
                    (Cost $507,067,162)                             $587,939,702
                                                                    ------------
                    TOTAL INVESTMENT IN SECURITIES
                    (Cost $538,420,946)                             $611,054,015
                                                                    ------------
Principal
Amount
                    TEMPORARY CASH INVESTMENTS - 3.1%
                    Repurchase Agreement - 2.5%
$16,000,000         Credit Suisse First Boston Group Inc.,
                    1.23% dated 4/30/03, repurchase price of
                    $16,000,000 plus accrued interest on 5/1/03
                    collateralized by $13,936,000 U.S. Treasury
                    Bonds, 12.375%, 5/15/04
                    Total Repurchase Agreement                      $ 16,000,000
                                                                    ------------
                    Security Lending Collateral - 0.6%
  3,992,300         Securities Lending Investment Fund, 1.25%       $  3,992,300
                                                                    ------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $19,992,300)                              $ 19,992,300
                                                                    ------------
                    TOTAL INVESTMENT IN SECURITIES AND
                    TEMPORARY CASH INVESTMENTS - 100.0%
                    (Cost $558,413,246)(a)(b)                       $631,046,315
                                                                    ============

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2003, the value of these securities amounted to $10,514,813 or 1.7% of total net assets.


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) At April 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $554,039,418 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                               $115,698,761

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                                (38,691,864)
                                                                                            ------------
    Net unrealized gain                                                                     $ 77,006,897
                                                                                            ============

(b) As of October 31, 2003, the Fund had a capital loss carryforward of $30,816,289, which will expire between 2009 and 2010 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2003 aggregated $59,188,127 and $71,678,123, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
BALANCE SHEET 4/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $3,789,291) (cost $558,413,246)                  $631,046,315
  Cash                                                               6,545
  Receivables -
   Fund shares sold                                                505,305
   Dividends and interest                                        1,759,510
  Other                                                              5,858
                                                              -------------
     Total assets                                             $633,323,533
                                                              -------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                    $    584,380
   Upon return of securities loaned                              3,992,300
   Dividends                                                           380
  Due to affiliates                                                754,802
  Accrued expenses                                                 149,122
                                                              -------------
     Total liabilities                                        $  5,480,984
                                                              -------------
NET ASSETS:
  Paid-in capital                                             $572,574,160
  Accumulated undistributed net investment income                4,718,403
  Accumulated net realized loss on investments                 (22,083,083)
  Net unrealized gain on investments                            72,633,069
                                                              -------------
     Total net assets                                         $627,842,549
                                                              =============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $419,942,833/20,156,521 shares)           $      20.83
                                                              =============
  Class B (based on $155,869,977/7,528,808 shares)            $      20.70
                                                              =============
  Class C (based on $48,743,129/2,358,895 shares)             $      20.66
                                                              =============
  Class R (based on $524.60/25.038 shares)                    $      20.95
                                                              =============
  Class Y (based on $3,286,085/157,290 shares)                $      20.89
                                                              =============
MAXIMUM OFFERING PRICE:
  Class A (20.83 [divided by] 94.25%)                         $      22.10
                                                              =============
  Class C (20.66 [divided by] 99.00%)                         $      20.87
                                                              =============


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03

INVESTMENT INCOME:
  Dividends                                                  $11,056,441
  Interest                                                       106,850
  Income from securities loaned, net                               6,457
                                                             -----------
     Total investment income                                                $ 11,169,748
                                                                            ------------
EXPENSES:
  Management fees                                            $ 1,846,748
  Transfer agent fees
   Class A                                                       443,963
   Class B                                                       262,464
   Class C                                                        72,235
   Class Y                                                            91
  Distribution fees
   Class A                                                       503,627
   Class B                                                       822,568
   Class C                                                       225,885
  Administrative fees                                             75,163
  Custodian fees                                                  18,841
  Professional fees                                               49,642
  Printing                                                        54,447
  Fees and expenses of nonaffiliated trustees                     11,419
  Miscellaneous                                                  110,156
                                                             -----------
     Total expenses                                                         $  4,497,249
     Less fees paid indirectly                                                    (1,764)
                                                                            ------------
     Net expenses                                                           $  4,495,485
                                                                            ------------
       Net investment income                                                $  6,674,263
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $  8,733,206
  Change in net unrealized gain on investments                                (8,328,999)
                                                                            ------------
     Net gain on investments                                                $    404,207
                                                                            ------------
     Net increase in net assets resulting from operations                   $  7,078,470
                                                                            ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                                         Six Months
                                                           Ended
                                                          4/30/03           Year Ended
                                                        (unaudited)          10/31/02
FROM OPERATIONS:
Net investment income                                   $  6,674,263      $  12,986,247
Net realized gain (loss) on investments                    8,733,206        (27,478,600)
Change in net unrealized gain (loss) on investments       (8,328,999)       (82,468,029)
                                                        ------------      -------------
   Net increase (decrease) in net assets resulting
     from operations                                    $  7,078,470      $ (96,960,382)
                                                        ------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.25 and $0.47 per share, respectively)     $ (4,984,048)     $  (9,114,012)
  Class B ($0.17 and $0.28 per share, respectively)       (1,375,607)        (2,591,744)
  Class C ($0.17 and $0.26 per share, respectively)         (372,954)          (503,337)
  Class Y ($0.30 and $0.57 per share, respectively)          (43,364)           (75,252)
                                                        ------------      -------------
   Total distributions to shareowners                   $ (6,775,973)     $ (12,284,345)
                                                        ------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 83,906,337      $ 208,557,650
Reinvestment of distributions                              5,856,866         10,864,882
Cost of shares repurchased                               (91,855,138)      (215,753,482)
                                                        ------------      -------------
   Net increase in net assets resulting from fund
     share transactions                                 $ (2,091,935)     $   3,669,050
                                                        ------------      -------------
   Net decrease in net assets                           $ (1,789,438)     $(105,575,677)
NET ASSETS:
Beginning of period                                      629,631,987        735,207,664
                                                        ------------      -------------
End of period (including accumulated undistributed
  net investment income of $4,718,403 and
  $4,820,113 respectively)                              $627,842,549      $ 629,631,987
                                                        ============      =============


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                   '03 Shares      '03 Amount
                                  (unaudited)      (unaudited)      '02 Shares       '02 Amount
CLASS A
Shares sold                         2,805,290    $  57,270,070       5,708,126    $  130,863,594
Reinvestment of distributions         217,288        4,424,746         347,502         8,241,398
Less shares repurchased            (2,558,548)     (51,730,803)     (5,503,526)     (125,827,342)
                                   ----------    -------------      ----------    --------------
   Net increase                       464,030    $   9,964,013         552,102    $   13,277,650
                                   ==========    =============      ==========    ==============
CLASS B
Shares sold                           617,341    $  12,690,234       1,969,643    $   47,081,790
Reinvestment of distributions          57,696        1,170,049          95,763         2,235,448
Less shares repurchased            (1,579,652)     (32,199,412)     (3,172,131)      (72,995,261)
                                   ----------    -------------      ----------    --------------
   Net decrease                      (904,615)   $ (18,339,129)     (1,106,725)   $  (23,678,023)
                                   ==========    =============      ==========    ==============
CLASS C
Shares sold                           646,041    $  13,230,383       1,195,560    $   28,626,097
Reinvestment of distributions          11,736          237,113          14,689           340,558
Less shares repurchased              (378,681)      (7,619,240)       (692,700)      (15,858,539)
                                   ----------    -------------      ----------    --------------
   Net increase                       279,096    $   5,848,256         517,549    $   13,108,116
                                   ==========    =============      ==========    ==============
CLASS R (a)
Shares sold                                25    $         500
Reinvestment of distributions               -                -
Less shares repurchased                     -                -
                                   ----------    -------------
   Net increase                            25    $         500
                                   ==========    =============
CLASS Y
Shares sold                            34,985    $     715,150          80,909    $    1,986,169
Reinvestment of distributions           1,224           24,958           1,996            47,478
Less shares repurchased               (15,253)        (305,683)        (50,554)       (1,072,340)
                                   ----------    -------------      ----------    --------------
   Net increase                        20,956    $     434,425          32,351    $      961,307
                                   ==========    =============      ==========    ==============

(a) Class R shares were first publicly offered on April 1, 2003


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                        4/30/03      Year Ended
CLASS A                                               (unaudited)     10/31/02
Net asset value, beginning of period                    $ 20.80        $  24.28
                                                        -------        --------
Net increase (decrease) from investment operations:
 Net investment income                                  $  0.25        $   0.49
 Net realized and unrealized gain (loss) on
  investments                                              0.03           (3.50)
                                                        -------        --------
   Net increase (decrease) from investment
    operations                                          $  0.28        $  (3.01)
Distributions to shareowners:
 Net investment income                                    (0.25)          (0.47)
 Net realized gain                                            -               -
 Tax return of capital                                        -               -
                                                        -------        --------
Net increase (decrease) in net asset value              $  0.03        $  (3.48)
                                                        -------        --------
Net asset value, end of period                          $ 20.83        $  20.80
                                                        =======        ========
Total return*                                              1.39%         (12.62)%
Ratio of net expenses to average net assets+               1.17%**         1.11%
Ratio of net investment income to average net
 assets+                                                   2.45%**         2.06%
Portfolio turnover rate                                      20%**           10%
Net assets, end of period (in thousands)                $419,943       $409,553
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.17%**         1.10%
 Net investment income                                     2.45%**         2.07%

                                                      Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                10/31/01     10/31/00     10/31/99     10/31/98
Net asset value, beginning of period                   $ 29.55      $  29.97     $  28.10    $  24.78
                                                       -------      --------     --------    --------
Net increase (decrease) from investment operations:
 Net investment income                                 $  0.47      $   0.58     $   0.48    $   0.49
 Net realized and unrealized gain (loss) on
  investments                                            (2.97)         1.28         2.62        4.04
                                                       -------      --------     --------    --------
   Net increase (decrease) from investment
    operations                                         $ (2.50)     $   1.86     $   3.10    $   4.53
Distributions to shareowners:
 Net investment income                                   (0.45)        (0.52)       (0.47)      (0.48)
 Net realized gain                                       (2.29)        (1.76)       (0.76)      (0.73)
 Tax return of capital                                   (0.03)            -            -           -
                                                       -------      --------     --------    --------
Net increase (decrease) in net asset value             $ (5.27)     $  (0.42)    $   1.87    $   3.32
                                                       -------      --------     --------    --------
Net asset value, end of period                         $ 24.28      $  29.55     $  29.97    $  28.10
                                                       =======      ========     ========    ========
Total return*                                            (9.21)%        6.90%       11.26%      18.69%
Ratio of net expenses to average net assets+              1.08%         1.11%        1.09%       1.05%
Ratio of net investment income to average net
 assets+                                                  1.77%         1.95%        1.62%       1.82%
Portfolio turnover rate                                     15%           14%          23%         12%
Net assets, end of period (in thousands)               $464,792     $539,602     $661,598    $584,389
Ratios with reduction for fees paid indirectly:
 Net expenses                                             1.06%         1.08%        1.07%       1.04%
 Net investment income                                    1.79%         1.98%        1.64%       1.83%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratios with no reduction for fees paid indirectly.
** Annualized


      The accompanying notes are an integral part of these financial statements. 22

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        4/30/03      Year Ended
CLASS B                                               (unaudited)     10/31/02
Net asset value, beginning of period                    $ 20.67        $  24.14
                                                        -------        --------
Net increase (decrease) from investment operations:
 Net investment income                                  $  0.18        $   0.31
 Net realized and unrealized gain (loss) on
  investments                                              0.02           (3.50)
                                                        -------        --------
   Net increase (decrease) from investment
    operations                                          $  0.20        $  (3.19)
Distributions to shareowners:
 Net investment income                                    (0.17)          (0.28)
 Net realized gain                                            -               -
 Tax return of capital                                        -               -
                                                        -------        --------
Net increase (decrease) in net asset value              $  0.03        $  (3.47)
                                                        -------        --------
Net asset value, end of period                          $ 20.70        $  20.67
                                                        =======        ========
Total return*                                              0.98%         (13.34)%
Ratio of net expenses to average net assets+               2.02%**         1.91%
Ratio of net investment income to average net
 assets+                                                   1.61%**         1.25%
Portfolio turnover rate                                      20%**           10%
Net assets, end of period (in thousands)                $155,870       $174,334
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.02%**         1.90%
 Net investment income                                     1.61%**         1.26%

                                                      Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                10/31/01     10/31/00     10/31/99     10/31/98
Net asset value, beginning of period                   $ 29.37      $  29.78     $  27.91    $  24.63
                                                       -------      --------     --------    --------
Net increase (decrease) from investment operations:
 Net investment income                                 $  0.25      $   0.35     $   0.25    $   0.29
 Net realized and unrealized gain (loss) on
  investments                                            (2.93)         1.28         2.61        4.01
                                                       -------      --------     --------    --------
   Net increase (decrease) from investment
    operations                                         $ (2.68)     $   1.63     $   2.86    $   4.30
Distributions to shareowners:
 Net investment income                                   (0.23)        (0.28)       (0.23)      (0.29)
 Net realized gain                                       (2.29)        (1.76)       (0.76)      (0.73)
 Tax return of capital                                   (0.03)            -            -           -
                                                       -------      --------     --------    --------
Net increase (decrease) in net asset value             $ (5.23)     $  (0.41)    $   1.87    $   3.28
                                                       -------      --------     --------    --------
Net asset value, end of period                         $ 24.14      $  29.37     $  29.78    $  27.91
                                                       =======      ========     ========    ========
Total return*                                            (9.90)%        6.04%       10.43%      17.83%
Ratio of net expenses to average net assets+              1.87%         1.91%        1.87%       1.82%
Ratio of net investment income to average net
 assets+                                                  0.98%         1.15%        0.84%       1.05%
Portfolio turnover rate                                     15%           14%          23%         12%
Net assets, end of period (in thousands)               $230,268     $257,999     $328,360    $281,469
Ratios with reduction for fees paid indirectly:
 Net expenses                                             1.85%         1.89%        1.85%       1.81%
 Net investment income                                    1.00%         1.17%        0.86%       1.06%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratios with no reduction for fees paid indirectly.
** Annualized


      The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended
                                                        4/30/03     Year Ended
CLASS C                                               (unaudited)    10/31/02
Net asset value, beginning of period                    $ 20.63      $   24.08
                                                        -------      ---------
Net increase (decrease) from investment operations:
 Net investment income                                  $  0.14      $    0.26
 Net realized and unrealized gain (loss) on
  investments                                              0.06          (3.45)
                                                        -------      ---------
   Net increase (decrease) from investment
    operations                                          $  0.20      $   (3.19)
Distributions to shareowners:
 Net investment income                                    (0.17)         (0.26)
 Net realized gain                                            -              -
 Tax return of capital                                        -              -
                                                        -------      ---------
Net increase (decrease) in net asset value              $  0.03      $   (3.45)
                                                        -------      ---------
Net asset value, end of period                          $ 20.66      $   20.63
                                                        =======      =========
Total return*                                              0.98%        (13.37)%
Ratio of net expenses to average net assets+               2.02%**        1.99%
Ratio of net investment income to average net
 assets+                                                   1.59%**        1.19%
Portfolio turnover rate                                      20%**          10%
Net assets, end of period (in thousands)                $48,743      $  42,903
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.02%**        1.98%
 Net investment income                                     1.59%**        1.20%

                                                      Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                10/31/01     10/31/00     10/31/99     10/31/98
Net asset value, beginning of period                  $   29.32     $ 29.75      $ 27.88      $ 24.61
                                                      ---------     -------      -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                $    0.21     $  0.30      $  0.22      $  0.27
 Net realized and unrealized gain (loss) on
  investments                                             (2.92)       1.30         2.62         4.02
                                                      ---------     -------      -------      -------
   Net increase (decrease) from investment
    operations                                        $   (2.71)    $  1.60      $  2.84      $  4.29
Distributions to shareowners:
 Net investment income                                    (0.21)      (0.27)       (0.21)       (0.29)
 Net realized gain                                        (2.29)      (1.76)       (0.76)       (0.73)
 Tax return of capital                                    (0.03)          -            -            -
                                                      ---------     -------      -------      -------
Net increase (decrease) in net asset value            $   (5.24)    $ (0.43)     $  1.87      $  3.27
                                                      ---------     -------      -------      -------
Net asset value, end of period                        $   24.08     $ 29.32      $ 29.75      $ 27.88
                                                      =========     =======      =======      =======
Total return*                                            (10.02)%      5.94%       10.35%       17.80%
Ratio of net expenses to average net assets+               1.98%       2.02%        1.97%        1.89%
Ratio of net investment income to average net
 assets+                                                   0.84%       1.05%        0.74%        0.97%
Portfolio turnover rate                                      15%         14%          23%          12%
Net assets, end of period (in thousands)              $  37,618     $32,050      $41,320      $25,941
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.96%       1.98%        1.94%        1.87%
 Net investment income                                     0.86%       1.09%        0.77%        0.99%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.


      The accompanying notes are an integral part of these financial statements. 24

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               4/1/2003
                                                                  to
                                                               4/30/2003
CLASS R (a)
Net asset value, beginning of period                           $ 19.972
                                                               --------
Increase (decrease) from investment operations:
  Net investment income                                        $  0.001
  Net realized and unrealized gain (loss) on investments          0.979
                                                               --------
     Net increase (decrease) from investment operations        $  0.980
                                                               --------
Net increase (decrease) in net asset value                     $  0.980
                                                               --------
Net asset value, end of period                                 $ 20.952
                                                               ========
Total return*                                                      4.91%
Ratio of net expenses to average net assets+                       0.24%**
Ratio of net investment income to average net assets+              0.27%**
Portfolio turnover rate                                              20%
Net assets, end of period (in thousands)                       $      1
Ratios with reduction for fees paid indirectly:
  Net expenses                                                     0.24%**
  Net investment income                                            0.27%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       4/30/03     Year Ended
CLASS Y                                              (unaudited)    10/31/02
Net asset value, beginning of period                   $  20.85     $   24.33
                                                       --------     ---------
Net increase (decrease) from investment operations:
 Net investment income                                 $   0.28     $    0.55
 Net realized and unrealized gain (loss) on
  investments                                              0.06         (3.46)
                                                       --------     ---------
   Net increase (decrease) from investment
    operations                                         $   0.34     $   (2.91)
Distributions to shareowners:
 Net investment income                                    (0.30)        (0.57)
 Net realized gain                                            -             -
 Tax return of capital                                        -             -
                                                       --------     ---------
Net increase (decrease) in net asset value             $   0.04     $   (3.48)
                                                       --------     ---------
Net asset value, end of period                         $  20.89     $   20.85
                                                       ========     =========
Total return*                                              1.65%       (12.24)%
Ratio of net expenses to average net assets+               0.71%**       0.69%
Ratio of net investment income to average net
 assets+                                                   2.91%**       2.49%
Portfolio turnover rate                                      20%**         10%
Net assets, end of period (in thousands)               $  3,286     $   2,842
Ratios with reduction for fees paid indirectly:
 Net expenses                                              0.71%**       0.68%
 Net investment income                                     2.91%**       2.50%

                                                      Year Ended   Year Ended   Year Ended    7/2/98 to
CLASS Y                                                10/31/01     10/31/00     10/31/99     10/31/98
Net asset value, beginning of period                   $ 29.59      $ 30.00      $ 28.13      $ 28.72
                                                       -------      -------      -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                 $  0.55      $  0.70      $  0.59      $  0.18
 Net realized and unrealized gain (loss) on
  investments                                            (2.97)        1.27         2.62        (0.64)
                                                       -------      -------      -------      -------
   Net increase (decrease) from investment
    operations                                         $ (2.42)     $  1.97      $  3.21      $ (0.46)
Distributions to shareowners:
 Net investment income                                   (0.52)       (0.62)       (0.58)       (0.13)
 Net realized gain                                       (2.29)       (1.76)       (0.76)           -
 Tax return of capital                                   (0.03)           -            -            -
                                                       -------      -------      -------      -------
Net increase (decrease) in net asset value             $ (5.26)     $ (0.41)     $  1.87      $ (0.59)
                                                       -------      -------      -------      -------
Net asset value, end of period                         $ 24.33      $ 29.59      $ 30.00      $ 28.13
                                                       =======      =======      =======      =======
Total return*                                            (8.89)%       7.33%       11.67%       (1.59)%
Ratio of net expenses to average net assets+              0.66%        0.70%        0.70%        0.74%**
Ratio of net investment income to average net
 assets+                                                  2.17%        2.37%        2.01%        2.07%**
Portfolio turnover rate                                     15%          14%          23%          12%
Net assets, end of period (in thousands)               $ 2,530      $ 2,669      $ 3,517      $ 2,888
Ratios with reduction for fees paid indirectly:
 Net expenses                                             0.64%        0.68%        0.69%        0.74%**
 Net investment income                                    2.19%        2.39%        2.02%        2.07%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized
 + Ratios with no reduction for fees paid indirectly.


      The accompanying notes are an integral part of these financial statements. 26

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund), is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B, Class C, Class R and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $49,825 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2003.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned, The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                 (continued)
--------------------------------------------------------------------------------

2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2003, $344,115 was payable to PIM related to management fees, administrative fees and certain other services.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $137,332 in transfer agent fees payable to PIMSS at April 30, 2003.

4.  Distribution Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $273,355 in distribution fees payable to PFD at April 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plan participants.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2003, CDSCs in the amount of $151,208 were paid to PFD.

5.  Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $1,764 under such arrangements.

6.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                 (continued)
--------------------------------------------------------------------------------

7.  Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of April 30, 2003:


--------------------------------------------------------------------------------
                           Purchases       Sales       Dividend
Affiliates                  (Shares)     (Shares)       Income          Value
--------------------------------------------------------------------------------
The Gorman-Rupp Co.         $  -         $  -          $172,025      $10,119,140
--------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.
 Daniel T. Geraci resigned as Trustee and Executive Vice President on April 30, 2003.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)


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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                          www.pioneerfunds.com
ITEM 1  insert annual report

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 8, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 8, 2003

* Print the name and title of each signing officer under his or her signature.